Long term Debt - Information Per Loan (Details) (USD $) In Thousands, unless otherwise specified		0 Months Ended			0 Months Ended
	Jun. 30, 2014	Mar. 14, 2014 Deutsche Bank, $39,000 facility	Jun. 30, 2014 Deutsche Bank, $39,000 facility	Dec. 31, 2013 Deutsche Bank, $39,000 facility	Feb. 06, 2014 HSH Nordbank AG $35,000 facility	Jun. 30, 2014 HSH Nordbank AG $35,000 facility	Dec. 31, 2013 HSH Nordbank AG $35,000 facility
Long term debt [Line Items]
Loan amount		$ 39,000			$ 35,000
Vessels provided as security		Star Sirius and Star Vega			Star Challenger and Star Fighter
Loan reference interest rate		LIBOR			LIBOR
Loan interest rate margin		3.35%			3.25%
Outstanding borrowings			38,220	0		34,396	0
Vessel Net	$ 376,643